REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
Schedule of sales to individual customers that exceeded 10% revenues from mining operations

	Year Ended December 31,
	2023	2022
Customer 1	$1,858,921	$1,468,563
Customer 2	1,574,546	1,159,679
Customer 3	1,319,800	948,686
Customer 4 (i)	—	760,648
Customer 5 (i)	—	645,088
Total sales to customers exceeding 10.0% of revenues from mining operations	$4,753,267	$4,982,664
Percentage of total revenues from mining operations	71.7%	86.8%

Note:

(i) Sales to these customers did not exceed 10% of revenues from mining operations for the year ended December 31, 2023.

Schedule of total revenues from mining operations

	Year Ended December 31,
	2023	2022
Revenue from contracts with customers	$6,628,073	$5,742,768
Provisional pricing adjustments on concentrate sales	(1,164)	(1,606)
Total revenues from mining operations	$6,626,909	$5,741,162

Schedule of revenues from contracts with customers by metal

	Year Ended December 31,
	2023	2022
Revenues from contracts with customers:
Gold	$6,539,273	$5,656,741
Silver	63,666	54,944
Zinc	6,557	10,880
Copper	18,577	20,203
Total revenues from contracts with customers	$6,628,073	$5,742,768